Concentration (Details) - Schedule of total revenue of the customer	Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
Customer B [Member]
Concentration (Details) - Schedule of total revenue of the customer [Line Items]
Total revenue		[1]		[1]		[1]	¥ 51,976,003
Percentage of total revenue		[1]		[1]		[1]	17.90%
Customer G [Member]
Concentration (Details) - Schedule of total revenue of the customer [Line Items]
Total revenue		[1]		[1]		[1]	¥ 45,373,496
Percentage of total revenue		[1]		[1]		[1]	15.60%
Customer H [Member]
Concentration (Details) - Schedule of total revenue of the customer [Line Items]
Total revenue		[1]		[1]		[1]	¥ 31,095,213
Percentage of total revenue		[1]		[1]		[1]	10.70%
Customer F [Member]
Concentration (Details) - Schedule of total revenue of the customer [Line Items]
Total revenue	¥ 117,415,978		$ 16,864,138			[1]		[1]
Percentage of total revenue	18.00%		18.00%			[1]		[1]
Customer E [Member]
Concentration (Details) - Schedule of total revenue of the customer [Line Items]
Total revenue	¥ 73,423,394		$ 10,542,371		¥ 71,419,145			[1]
Percentage of total revenue	11.30%		11.30%		13.10%			[1]

[1]	Represented the percentage below 10%